Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of owners interest and outstanding shares of subsidiaries

As of December 31, 2017, FreeSeas is the owner of the outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract/ Bareboat Charter Termination	Date of Initiation of Bareboat Charter

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A	N/A
Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A	N/A
Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A	N/A
Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	05/20/15	N/A	N/A
Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	05/20/15	N/A	N/A
Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	02/18/14	N/A	N/A
Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	09/16/14	N/A	N/A
Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	09/24/14	N/A	N/A
Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A	N/A
Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	09/26/16	N/A	N/A
Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A	N/A
Largo Al Factotum S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12	N/A
Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12	N/A
Nemorino Shipping S.A.	100%	Nemorino	Handymax	47,777	2002	N/A	N/A	09/09/15	09/16/14
Fiorello Shipping S.A.	100%	Fiorello	Handysize	24,318	1995	N/A	N/A	06/15/16	05/20/15
Figaro Shipping S.A.	100%	Figaro	Handysize	22,051	1995	N/A	N/A	09/30/17	05/20/15
Standcorp International Limited	51%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A